STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Banks - 3.2%
JPMorgan Chase & Co.	118,550		12,000,816
Capital Goods - 1.7%
United Technologies	49,375		6,363,944
Commercial & Professional Services - .8%
Verisk Analytics	23,640		3,144,120
Consumer Durables & Apparel - 3.2%
Hermes International	2,677		1,769,159
LVMH Moet Hennessy Louis Vuitton	15,200		5,605,456
NIKE, Cl. B	56,465		4,754,918
			12,129,533
Consumer Services - 1.8%
McDonald's	35,300		6,703,470
Diversified Financials - 8.3%
American Express	63,650		6,956,945
BlackRock	19,075		8,152,083
Intercontinental Exchange	47,500		3,616,650
S&P Global	34,975		7,363,986
State Street	77,625		5,108,501
			31,198,165
Energy - 6.6%
Chevron	78,025		9,611,119
ConocoPhillips	69,550		4,641,767
Exxon Mobil	131,239		10,604,111
			24,856,997
Food, Beverage & Tobacco - 13.2%
Altria Group	143,275		8,228,283
Anheuser-Busch InBev, ADR	33,725	[a]	2,831,888
Coca-Cola	198,575		9,305,224
Constellation Brands, Cl. A	21,650		3,795,895
Nestle, ADR	70,525		6,722,443
PepsiCo	57,750		7,077,263
Philip Morris International	133,575		11,806,694
			49,767,690
Health Care Equipment & Services - 3.8%
Abbott Laboratories	92,900		7,426,426
Intuitive Surgical	3,300	[a]	1,882,914
UnitedHealth Group	20,450		5,056,467
			14,365,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Household & Personal Products - 3.2%
Estee Lauder, Cl. A	73,450		12,159,647
Insurance - 2.9%
Chubb	77,525	[b]	10,859,702
Materials - 3.3%
Air Products & Chemicals	9,900		1,890,504
Linde	38,500		6,773,305
Sherwin-Williams	8,650		3,725,642
			12,389,451
Media & Entertainment - 14.0%
Alphabet, Cl. C	13,219	[a]	15,509,985
Comcast, Cl. A	255,915		10,231,482
Facebook, Cl. A	111,285	[a]	18,550,097
Fox Corp, CI. A	36,637	[a]	1,344,944
Walt Disney	63,906	[a]	7,095,439
			52,731,947
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
AbbVie	79,200		6,382,728
Novo Nordisk, ADR	128,825		6,738,836
Roche Holding, ADR	154,525		5,314,115
			18,435,679
Retailing - 2.4%
Amazon.com	4,950	[a]	8,814,712
Semiconductors & Semiconductor Equipment - 5.4%
ASML Holding	35,025	[a]	6,586,451
Infineon Technologies, ADR	90,000		1,785,150
Texas Instruments	112,425		11,924,920
			20,296,521
Software & Services - 11.8%
Automatic Data Processing	16,590		2,650,087
Mastercard, Cl. A	5,000		1,177,250
Microsoft	220,985		26,062,971
Visa, Cl. A	92,100	[b]	14,385,099
			44,275,407
Technology Hardware & Equipment - 5.4%
Apple	106,000		20,134,700
Transportation - 3.6%
Canadian Pacific Railway	28,200		5,810,046
Union Pacific	46,375		7,753,900
			13,563,946
Total Common Stocks (cost $167,840,522)			374,192,254

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - ..5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,925,998)	2.46	1,925,998	[c]	1,925,998
Total Investments (cost $169,766,520)		100.0%		376,118,252
Cash and Receivables (Net)		.0%		75,345
Net Assets		100.0%		376,193,597

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $23,800,652 and the value of the collateral held by the fund was $24,075,943, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	366,817,639	7,374,615††	-	374,192,254
Investment Companies	1,925,998	-	-	1,925,998

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized appreciation on investments was $206,351,732, consisting of $208,789,281 gross unrealized appreciation and $2,437,549 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.